Cover	Apr. 30, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35107
Entity Registrant Name	Apollo Global Management, Inc.
Entity Central Index Key	0001411494
Entity Tax Identification Number	20-8880053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE